Schedule of Major Suppliers (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 1		1,622
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 2	7.00%	7.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 3		3,553
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 4	11.00%	11.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 5	3,984
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 6	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 7	639
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 8	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 9		2,426
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 10	10.00%	10.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 11		2,156
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 12	6.00%	6.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 13		1,686
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 14	4.00%	4.00%
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 15	$ 271
Summary Of Significant Accounting Policies And Practices Schedule Of Major Suppliers 16	4.00%	4.00%